PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid social security-employee portion	$ 5,711	$ 2,709
Loans to third parties and employees	1,022,178	1,307,874
Security deposits	101,004	94,520
Deferred IPO costs	0	433,007
VAT recoverable	49,972
Prepaid expenses	230,648	92,088
Others	38,683	12,450
Subtotal	1,448,196	1,942,648
Less: allowance for credit loss	(84,403)	(19,647)
Prepaid expenses and other current assets, net	1,363,793	1,923,001
Allowance for credit loss on loans to third parties and employees	$ 80,877	$ 19,647
Percentage of loans to third parties and employees collected	95.50%
Proceeds from loans to third parties and employees	$ 975,696